Note 5 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
5.
       Leases

The standard had a material impact on the Company’s consolidated balance sheet, the primary impact being the recognition of right-of-use (“ROU”) assets and lease liabilities for operating leases, while its accounting for finance leases remained substantially unchanged.

Select Consolidated Balance Sheet line items, which reflect the adoption of ASC
842
are as follows:

	As Previously
	Reported, at		As Adjusted for
	31-Dec-18	Adjustments	1-Jan-19
(In thousands)

Assets:
Prepaid expenses and other current assets	$37,739	$(125)	$37,614
Operating lease right-of-use-assets	-	99,265	99,265

Liabilities and equity:
Accrued liabilities	132,572	(7,939)	124,633
Operating lease liabilities	-	107,469	107,469
Retained Earnings	45,537	(390)	45,147

Adoption of ASC
842
had
no
impact to net earnings in the Company's Consolidated Statements of Earnings as well as no
impact to net cash from or used in operating, investing or financing activities in the Company's Consolidated Statements of Cash Flows.

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of
1
year to
10
years, some of which
may
include options to extend the leases for up to
8
years, and some of which
may
include options to terminate the leases within
1
year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve
months ended
December 31, 2019
was
$32,161
(
2018
-
$26,784
).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2019

Cash paid for amounts included in the measurement of operating lease liabilities	$32,383
Right-of-use assets obtained in exchange for operating lease obligation	$55,663

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	4.2%

Future minimum operating lease payments under non-cancellable leases as of
December 31, 2019
were as follows:

2020	$36,128
2021	34,586
2022	26,856
2023	20,049
2024	13,865
Thereafter	30,080
Total future minimum lease payments	161,564
Less imputed interest	(19,695)
Total	141,869

Future minimum operating lease payments under non-cancellable leases as of
December 31, 2018
were as follows:

2019	$24,505
2020	23,124
2021	19,643
2022	15,384
2023	11,946
Thereafter	21,446
Total future minimum lease payments	116,048